American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
October 31, 2025

Strategic Allocation: Aggressive - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 53.8%
American Century Diversified Corporate Bond ETF	314,591	14,980,823
American Century Focused Dynamic Growth ETF(2)	350,693	45,240,975
American Century Focused Large Cap Value ETF	571,825	41,691,761
American Century Multisector Income ETF	556,847	24,726,624
American Century Quality Diversified International ETF	481,085	29,715,658
American Century Short Duration Strategic Income ETF	255,223	13,209,066
American Century U.S. Quality Growth ETF	361,834	41,733,934
American Century U.S. Quality Value ETF(3)	646,404	41,537,921
Avantis Emerging Markets Equity ETF(3)	450,705	34,943,159
Avantis International Equity ETF	351,337	27,892,645
Avantis International Small Cap Value ETF(3)	123,377	11,006,462
Avantis U.S. Equity ETF	427,901	47,184,643
Avantis U.S. Small Cap Value ETF	137,096	13,407,989
TOTAL AFFILIATED FUNDS (Cost $240,349,498)		387,271,660
COMMON STOCKS — 32.1%
Aerospace and Defense — 0.9%
AAR Corp.(2)	1,752	147,536
Airbus SE	2,246	553,799
Astronics Corp.(2)	1,719	84,540
ATI, Inc.(2)	2,060	203,878
Axon Enterprise, Inc.(2)	1,117	817,901
Babcock International Group PLC	7,330	117,053
Carpenter Technology Corp.	617	194,910
Chemring Group PLC	7,461	56,243
Curtiss-Wright Corp.	979	583,220
Exosens SAS	1,936	108,755
Firefly Aerospace, Inc.(2)	739	17,928
HEICO Corp.	1,630	517,965
Hexcel Corp.	6,171	440,609
Howmet Aerospace, Inc.	7,211	1,485,106
L3Harris Technologies, Inc.	2,062	596,124
Rheinmetall AG	162	318,457
		6,244,024
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,064	62,010
Deutsche Post AG	7,026	322,819
FedEx Corp.	610	154,830
		539,659
Automobile Components — 0.3%
BorgWarner, Inc.	8,081	347,160
Cie Generale des Etablissements Michelin SCA	13,731	438,643
Continental AG	5,125	391,611
Gentex Corp.	10,660	249,977
Hyundai Mobis Co. Ltd.	1,617	357,579
JTEKT Corp.	10,200	102,041
Linamar Corp.	3,977	215,360
		2,102,371
Automobiles — 0.3%
Bayerische Motoren Werke AG	4,546	423,891

Ferrari NV	1,209	484,157
Kia Corp.	3,271	274,367
Mercedes-Benz Group AG	5,578	361,926
Tesla, Inc.(2)	1,774	809,937
		2,354,278
Banks — 1.6%
Bancorp, Inc.(2)(3)	2,172	141,984
Bank of America Corp.	12,753	681,648
Bankinter SA	4,823	72,703
Barclays PLC	102,041	547,309
BAWAG Group AG(2)	411	53,114
BNP Paribas SA	2,811	217,734
BPER Banca SpA	15,718	188,331
Coastal Financial Corp.(2)	878	93,507
Commerce Bancshares, Inc.	14,646	770,819
Erste Group Bank AG	3,686	381,829
First Hawaiian, Inc.(3)	14,528	356,372
Hana Financial Group, Inc.	2,725	163,251
HDFC Bank Ltd.	24,066	267,586
JPMorgan Chase & Co.	2,360	734,243
Lloyds Banking Group PLC	352,878	413,745
Mebuki Financial Group, Inc.	25,100	156,614
NOBA Bank Group AB(2)	6,420	64,671
NU Holdings Ltd., Class A(2)	42,346	682,194
PNC Financial Services Group, Inc.	584	106,609
Prosperity Bancshares, Inc.(3)	9,589	631,148
Rakuten Bank Ltd.(2)	8,700	477,520
Regions Financial Corp.	21,418	518,316
Societe Generale SA	17,972	1,139,795
Suruga Bank Ltd.	15,700	157,159
Triumph Financial, Inc.(2)	1,512	82,343
Truist Financial Corp.	18,453	823,557
U.S. Bancorp	20,157	940,929
Westamerica Bancorporation	4,689	223,431
Woori Financial Group, Inc.	5,154	91,750
		11,180,211
Beverages — 0.2%
Celsius Holdings, Inc.(2)	1,303	78,480
Heineken NV	7,318	566,649
Lifedrink Co., Inc.	5,300	68,965
PepsiCo, Inc.	2,336	341,266
Pernod Ricard SA	4,490	439,753
Vita Coco Co., Inc.(2)	1,498	61,688
		1,556,801
Biotechnology — 0.7%
AbbVie, Inc.	2,025	441,531
ADMA Biologics, Inc.(2)	9,254	143,252
Akero Therapeutics, Inc.(2)	1,543	83,631
Alkermes PLC(2)	2,449	75,184
Alnylam Pharmaceuticals, Inc.(2)	1,269	578,715
Arcellx, Inc.(2)	852	76,893
Arcutis Biotherapeutics, Inc.(2)(3)	3,314	83,877
Argenx SE, ADR(2)	867	709,639
Biohaven Ltd.(2)	1,553	26,712
Bridgebio Pharma, Inc.(2)	2,441	152,904

Celldex Therapeutics, Inc.(2)	1,656	44,265
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,689	66,956
Cytokinetics, Inc.(2)(3)	1,023	65,053
Gilead Sciences, Inc.	3,010	360,568
Grifols SA, Preference Shares	14,340	133,287
Ionis Pharmaceuticals, Inc.(2)	924	68,653
Madrigal Pharmaceuticals, Inc.(2)	389	162,952
Mineralys Therapeutics, Inc.(2)(3)	2,116	86,460
Natera, Inc.(2)	5,853	1,164,337
Newamsterdam Pharma Co. NV(2)(3)	911	34,572
Nuvalent, Inc., Class A(2)	851	84,521
Protagonist Therapeutics, Inc.(2)	1,217	95,681
Revolution Medicines, Inc.(2)(3)	997	58,663
Scholar Rock Holding Corp.(2)	1,625	48,132
Twist Bioscience Corp.(2)(3)	2,003	65,879
UroGen Pharma Ltd.(2)	1,370	28,044
Vaxcyte, Inc.(2)	757	34,277
Vera Therapeutics, Inc.(2)	1,660	47,244
Vertex Pharmaceuticals, Inc.(2)	566	240,873
Viking Therapeutics, Inc.(2)(3)	717	27,303
Xenon Pharmaceuticals, Inc.(2)	1,560	65,395
		5,355,453
Broadline Retail — 0.6%
Alibaba Group Holding Ltd.	5,600	119,161
Alibaba Group Holding Ltd., ADR	4,290	731,145
Amazon.com, Inc.(2)	7,443	1,817,729
Coupang, Inc.(2)	30,592	978,026
Ollie's Bargain Outlet Holdings, Inc.(2)	503	60,767
Ryohin Keikaku Co. Ltd.	14,700	302,370
		4,009,198
Building Products — 0.3%
A.O. Smith Corp.	4,838	319,260
Fortune Brands Innovations, Inc.	1,655	84,074
Hayward Holdings, Inc.(2)	13,715	232,743
Johnson Controls International PLC	10,043	1,148,819
Masco Corp.	3,811	246,800
Trex Co., Inc.(2)	2,948	142,447
Volution Group PLC	5,785	49,962
		2,224,105
Capital Markets — 1.1%
Ameriprise Financial, Inc.	575	260,343
Ares Management Corp., Class A	4,284	637,074
Bank of New York Mellon Corp.	2,089	225,466
Blackrock, Inc.	275	297,773
Coinbase Global, Inc., Class A(2)	736	253,022
Etoro Group Ltd., Class A(2)(3)	1,826	67,672
flatexDEGIRO AG	3,379	128,172
Goldman Sachs Group, Inc.	441	348,112
Hamilton Lane, Inc., Class A	987	112,478
HUB24 Ltd.	1,127	83,980
Intercontinental Exchange, Inc.	1,369	200,271
KKR & Co., Inc.	1,826	216,071
London Stock Exchange Group PLC	3,696	460,619
LPL Financial Holdings, Inc.	2,007	757,261
Miami International Holdings, Inc.(2)	1,986	86,788

Morgan Stanley	1,971	323,244
MSCI, Inc.	611	359,604
Northern Trust Corp.	5,474	704,340
P10, Inc., Class A	6,153	62,514
Piper Sandler Cos.	311	99,290
Raymond James Financial, Inc.	338	53,630
S&P Global, Inc.	940	457,977
St. James's Place PLC	7,479	127,607
Swissquote Group Holding SA	165	104,831
T. Rowe Price Group, Inc.(3)	3,592	368,288
TPG, Inc.	7,400	407,296
XP, Inc., Class A	25,124	457,759
		7,661,482
Chemicals — 0.5%
Air Liquide SA	2,946	570,166
Arkema SA	5,135	304,827
Axalta Coating Systems Ltd.(2)	8,214	233,853
Chugoku Marine Paints Ltd.	900	24,059
Ecolab, Inc.	1,040	266,656
Element Solutions, Inc.	20,628	551,180
Linde PLC	1,002	419,137
Nissan Chemical Corp.	2,300	77,707
Novonesis Novozymes B, Class B	3,043	181,848
PPG Industries, Inc.	3,693	360,991
Resonac Holdings Corp.	3,200	124,671
Solstice Advanced Materials, Inc.(2)	400	18,028
Tokyo Ohka Kogyo Co. Ltd.	4,000	145,974
		3,279,097
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	5,810	249,830
BOYD GROUP, Inc.	544	86,893
CECO Environmental Corp.(2)	3,440	168,182
Copart, Inc.(2)	3,193	137,331
Daiei Kankyo Co. Ltd.	2,500	55,599
GFL Environmental, Inc.	10,314	450,619
Mitie Group PLC	43,979	95,125
OPENLANE, Inc.(2)	5,194	137,225
Republic Services, Inc.	2,113	440,011
SPIE SA	587	29,874
		1,850,689
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	1,980	312,226
Ciena Corp.(2)	3,862	733,471
Extreme Networks, Inc.(2)	3,498	66,532
F5, Inc.(2)	295	74,650
Motorola Solutions, Inc.	861	350,177
		1,537,056
Construction and Engineering — 0.3%
Argan, Inc.	383	117,278
AtkinsRealis Group, Inc.	2,014	142,030
Balfour Beatty PLC	10,811	95,548
Construction Partners, Inc., Class A(2)	1,887	215,779
Eiffage SA	702	86,381
EMCOR Group, Inc.	1,260	851,483
Kinden Corp.	1,700	68,097

Sterling Infrastructure, Inc.(2)	630	238,077
Ventia Services Group Pty. Ltd.	38,813	145,377
		1,960,050
Construction Materials — 0.2%
CRH PLC	5,349	637,066
Eagle Materials, Inc.	1,826	387,696
Titan America SA(2)	5,783	85,357
Vulcan Materials Co.	1,656	479,412
		1,589,531
Consumer Finance — 0.1%
American Express Co.	1,293	466,424
Dave, Inc.(2)	408	97,642
Zip Co. Ltd.(2)	56,035	140,806
		704,872
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	4,505	327,333
Casey's General Stores, Inc.	880	451,607
Costco Wholesale Corp.	341	310,804
Koninklijke Ahold Delhaize NV	14,596	597,266
PriceSmart, Inc.	690	79,309
Sprouts Farmers Market, Inc.(2)	3,339	263,647
Sysco Corp.	4,388	325,941
Tsuruha Holdings, Inc.	8,000	138,902
		2,494,809
Containers and Packaging — 0.2%
Ball Corp.	3,787	177,989
Graphic Packaging Holding Co.	31,479	503,349
Packaging Corp. of America	3,370	659,711
Verallia SA	11,775	307,086
		1,648,135
Distributors — 0.1%
Pool Corp.	1,934	516,494
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	1,590	173,676
Coursera, Inc.(2)	6,939	58,426
Duolingo, Inc.(2)	663	179,434
OneSpaWorld Holdings Ltd.	3,495	81,329
Stride, Inc.(2)	378	25,719
Stubhub Holdings, Inc., Class A(2)	4,369	83,666
		602,250
Diversified REITs — 0.3%
Broadstone Net Lease, Inc.	20,798	372,700
CapitaLand Integrated Commercial Trust	191,700	348,509
Charter Hall Group	18,234	267,797
Essential Properties Realty Trust, Inc.	15,464	462,064
GO Residential Real Estate Investment Trust	9,405	107,687
Merlin Properties Socimi SA	19,843	309,120
Stockland	58,050	240,001
WP Carey, Inc.	5,644	372,504
		2,480,382
Diversified Telecommunication Services — 0.1%
Globalstar, Inc.(2)(3)	1,708	92,932
Orange SA	5,654	90,443
Telkom Indonesia Persero Tbk. PT	2,955,400	571,677
Verizon Communications, Inc.	3,382	134,401
		889,453

Electric Utilities — 0.6%
Duke Energy Corp.	2,937	365,069
Evergy, Inc.	10,375	796,904
Eversource Energy	7,035	519,253
Iberdrola SA	33,174	672,312
NextEra Energy, Inc.	9,240	752,136
PPL Corp.	2,324	84,873
Xcel Energy, Inc.	10,124	821,765
		4,012,312
Electrical Equipment — 0.6%
Accelleron Industries AG	716	58,691
Eaton Corp. PLC	976	372,402
Emerson Electric Co.	1,209	168,740
Furukawa Electric Co. Ltd.	1,700	120,336
GE Vernova, Inc.	350	204,799
Hubbell, Inc.	491	230,770
Legrand SA	3,706	639,981
Nexans SA	383	53,927
NuScale Power Corp.(2)(3)	2,524	113,252
Regal Rexnord Corp.	746	105,104
Siemens Energy AG(2)	4,893	609,596
Sinfonia Technology Co. Ltd.	1,800	123,889
SWCC Corp.	1,600	77,737
Vertiv Holdings Co., Class A	6,359	1,226,397
		4,105,621
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	2,897	461,695
Cognex Corp.	1,962	81,207
Coherent Corp.(2)	2,882	380,309
Fabrinet(2)	347	152,878
Itron, Inc.(2)	611	61,302
Keyence Corp.	1,000	371,134
Koa Corp.	5,400	47,984
Lagercrantz Group AB, B Shares	1,021	24,979
Littelfuse, Inc.	432	105,110
Maruwa Co. Ltd.	200	56,547
Mirion Technologies, Inc., Class A(2)(3)	5,258	154,427
Novanta, Inc.(2)	486	61,727
Plexus Corp.(2)	1,228	171,797
Ralliant Corp.	5,746	252,364
TD SYNNEX Corp.	863	135,051
TE Connectivity PLC	1,015	250,715
VusionGroup	340	94,503
		2,863,729
Energy Equipment and Services — 0.2%
Baker Hughes Co.	15,880	768,751
DOF Group ASA	11,461	102,745
Expro Group Holdings NV(2)	7,459	101,293
SBM Offshore NV(3)	3,156	81,611
SLB Ltd.	8,064	290,788
Subsea 7 SA	5,199	94,951
TechnipFMC PLC	950	39,282
Tecnicas Reunidas SA(2)	1,814	64,927
Transocean Ltd.(2)	35,964	138,102
		1,682,450

Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	77,084
Netflix, Inc.(2)	386	431,880
ROBLOX Corp., Class A(2)	9,714	1,104,676
Spotify Technology SA(2)	1,121	734,614
		2,348,254
Financial Services — 0.4%
Adyen NV(2)	255	436,938
Affirm Holdings, Inc.(2)	2,829	203,349
Banco Latinoamericano de Comercio Exterior SA	1,006	43,268
Corpay, Inc.(2)	2,234	581,622
Mastercard, Inc., Class A	1,479	816,393
Toast, Inc., Class A(2)	7,847	283,591
Visa, Inc., Class A	1,249	425,584
		2,790,745
Food Products — 0.1%
Conagra Brands, Inc.	19,969	343,267
General Mills, Inc.	4,068	189,610
Mondelez International, Inc., Class A	3,977	228,518
Vital Farms, Inc.(2)	2,209	72,566
		833,961
Gas Utilities — 0.2%
Nippon Gas Co. Ltd.	2,500	47,859
ONE Gas, Inc.	7,966	638,793
Spire, Inc.	5,420	468,288
		1,154,940
Ground Transportation — 0.3%
CSX Corp.	21,163	762,291
Norfolk Southern Corp.	2,762	782,696
Uber Technologies, Inc.(2)	2,590	249,935
Union Pacific Corp.	957	210,894
		2,005,816
Health Care Equipment and Supplies — 1.2%
Alphatec Holdings, Inc.(2)(3)	14,455	274,501
Becton Dickinson & Co.	4,067	726,814
Dexcom, Inc.(2)	13,973	813,508
Eckert & Ziegler SE	2,694	52,648
Envista Holdings Corp.(2)	16,752	340,903
EssilorLuxottica SA	910	333,259
GE HealthCare Technologies, Inc.(2)	18,019	1,350,524
Hologic, Inc.(2)	7,474	552,403
IDEXX Laboratories, Inc.(2)	934	587,962
Insulet Corp.(2)	2,197	687,683
Integer Holdings Corp.(2)	356	22,987
Intuitive Surgical, Inc.(2)	438	234,015
Medtronic PLC	4,995	453,047
SI-BONE, Inc.(2)	6,665	98,842
Terumo Corp.	27,800	448,717
UFP Technologies, Inc.(2)	565	108,842
Zimmer Biomet Holdings, Inc.	13,731	1,380,789
		8,467,444
Health Care Providers and Services — 0.8%
Cencora, Inc.	3,475	1,173,890
Chartwell Retirement Residences	38,273	564,046
Cigna Group	1,386	338,752

Encompass Health Corp.	807	91,877
Ensign Group, Inc.	1,006	181,181
Galenica AG	272	29,314
HealthEquity, Inc.(2)	1,700	160,786
Henry Schein, Inc.(2)	15,089	953,625
Labcorp Holdings, Inc.	2,925	742,833
Pediatrix Medical Group, Inc.(2)	4,117	69,865
Quest Diagnostics, Inc.	2,249	395,711
RadNet, Inc.(2)(3)	1,441	109,502
Talkspace, Inc.(2)	13,622	43,999
U.S. Physical Therapy, Inc.	592	51,072
UnitedHealth Group, Inc.	788	269,149
Universal Health Services, Inc., Class B	2,010	436,190
		5,611,792
Health Care REITs — 0.7%
Aedifica SA	2,736	199,806
American Healthcare REIT, Inc.	14,867	673,772
CareTrust REIT, Inc.	5,957	206,410
Healthpeak Properties, Inc.	27,217	488,545
Ventas, Inc.	16,123	1,189,716
Welltower, Inc.	12,867	2,329,442
		5,087,691
Health Care Technology — 0.1%
JMDC, Inc.	2,500	79,230
Phreesia, Inc.(2)	2,387	54,042
RaySearch Laboratories AB	1,256	29,482
Schrodinger, Inc.(2)	2,471	51,990
Veeva Systems, Inc., Class A(2)	2,857	831,958
		1,046,702
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,414	134,792
Japan Hotel REIT Investment Corp.	255	148,549
		283,341
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(2)	652	82,504
Booking Holdings, Inc.	49	248,809
Chipotle Mexican Grill, Inc.(2)	3,208	101,662
DoorDash, Inc., Class A(2)	1,462	371,889
Flutter Entertainment PLC(2)	3,709	862,676
Fujita Kanko, Inc.	1,100	79,635
Hilton Worldwide Holdings, Inc.	5,653	1,452,595
Life Time Group Holdings, Inc.(2)	4,602	113,808
Marriott International, Inc., Class A	1,055	274,912
Planet Fitness, Inc., Class A(2)	557	50,514
Round One Corp.	6,900	49,543
Royal Caribbean Cruises Ltd.	5,147	1,476,314
Scandic Hotels Group AB	10,162	98,774
Sodexo SA(3)	5,233	289,754
Viking Holdings Ltd.(2)	9,433	573,998
Whitbread PLC	10,488	399,280
Wingstop, Inc.	1,178	255,190
		6,781,857
Household Durables — 0.4%
Barratt Redrow PLC	60,551	299,635
De' Longhi SpA	1,644	60,006

Mohawk Industries, Inc.(2)	3,518	399,786
Neinor Homes SA(2)	19,032	378,434
PulteGroup, Inc.	3,216	385,502
Sony Group Corp.	15,500	431,668
Sumitomo Forestry Co. Ltd.	5,200	54,094
Taylor Wimpey PLC	310,830	429,953
TopBuild Corp.(2)	1,042	440,224
		2,879,302
Household Products — 0.4%
Church & Dwight Co., Inc.	3,278	287,448
Colgate-Palmolive Co.	1,903	146,626
Henkel AG & Co. KGaA, Preference Shares	5,092	412,518
Kimberly-Clark Corp.	6,429	769,615
Procter & Gamble Co.	3,263	490,657
Reckitt Benckiser Group PLC	12,665	968,734
		3,075,598
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Corp.(2)	368	147,119
TransAlta Corp.(3)	8,933	157,890
Vistra Corp.	8,572	1,614,108
		1,919,117
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	1,602	322,531
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	4,925	272,254
GLP J-Reit	141	127,823
Goodman Group	31,215	673,251
Prologis, Inc.	17,494	2,170,830
Segro PLC	27,391	251,350
Tritax Big Box REIT PLC	98,960	195,352
		3,690,860
Insurance — 0.6%
Aegon Ltd.	36,100	275,108
Allstate Corp.	1,451	277,895
Bowhead Specialty Holdings, Inc.(2)(3)	2,988	71,592
Hanover Insurance Group, Inc.	1,229	210,012
HCI Group, Inc.	472	96,293
Intact Financial Corp.	1,435	267,683
Kinsale Capital Group, Inc.(3)	216	86,286
Marsh & McLennan Cos., Inc.	2,481	441,990
MetLife, Inc.	4,094	326,783
Phoenix Financial Ltd.	3,011	115,915
Progressive Corp.	886	182,516
Prudential PLC	35,926	499,662
Reinsurance Group of America, Inc.	4,144	756,114
Storebrand ASA	8,255	127,928
Willis Towers Watson PLC	2,280	713,868
		4,449,645
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	9,188	2,583,574
CAR Group Ltd.	1,078	25,171
Meta Platforms, Inc., Class A	1,586	1,028,283
Reddit, Inc., Class A(2)	1,930	403,273
SMG Swiss Marketplace Group AG(2)	359	19,829

Tencent Holdings Ltd.	12,700	1,031,592
		5,091,722
IT Services — 0.8%
Amdocs Ltd.	6,925	583,500
BIPROGY, Inc.	1,300	52,509
Capgemini SE	1,488	228,922
Cloudflare, Inc., Class A(2)	6,565	1,662,914
Cognizant Technology Solutions Corp., Class A	5,666	412,938
Computacenter PLC	2,909	109,619
GDS Holdings Ltd., ADR(2)(3)	5,684	202,919
International Business Machines Corp.	2,380	731,636
IONOS Group SE(2)	836	29,692
MongoDB, Inc.(2)	358	128,816
NEC Corp.	26,500	962,481
NEXTDC Ltd.(2)(3)	34,027	349,829
Snowflake, Inc., Class A(2)	961	264,160
		5,719,935
Leisure Products — 0.0%
Asmodee Group AB, Class B(2)	4,473	57,643
BRP, Inc.(3)	1,533	96,163
Technogym SpA	3,994	72,344
		226,150
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	1,247	182,511
Avantor, Inc.(2)	3,462	40,921
Bio-Techne Corp.	14,346	897,629
Danaher Corp.	2,087	449,498
ICON PLC(2)	1,613	277,146
IQVIA Holdings, Inc.(2)	5,028	1,088,361
Lonza Group AG	890	614,573
Siegfried Holding AG(2)(3)	245	23,633
Thermo Fisher Scientific, Inc.	606	343,838
West Pharmaceutical Services, Inc.	2,533	714,483
		4,632,593
Machinery — 0.9%
Albany International Corp., Class A	2,109	119,327
Alstom SA(2)	23,247	581,351
CNH Industrial NV	8,945	93,833
Construcciones y Auxiliar de Ferrocarriles SA	359	22,726
Crane Co.	1,948	370,120
Cummins, Inc.	2,429	1,063,125
Daimler Truck Holding AG	4,997	200,293
Deere & Co.	452	208,657
Dover Corp.	850	154,241
FLSmidth & Co. AS	1,385	107,863
Fluidra SA(3)	3,267	94,561
Fortive Corp.	4,205	211,680
Kardex Holding AG	250	94,035
Konecranes OYJ	699	68,997
Nabtesco Corp.	5,600	140,278
Organo Corp.	1,200	102,983
Oshkosh Corp.	3,252	400,939
PACCAR, Inc.	4,216	414,854
Parker-Hannifin Corp.	300	231,849
RBC Bearings, Inc.(2)	467	200,124

RENK Group AG	680	51,773
Silex Systems Ltd.(2)	4,285	28,885
Timken Co.	5,746	451,118
Toro Co.	4,631	346,075
Weir Group PLC	3,539	137,766
Xylem, Inc.	2,660	401,261
Yaskawa Electric Corp.	4,000	109,713
		6,408,427
Media — 0.2%
Havas NV(2)	26,643	46,497
Magnite, Inc.(2)	8,796	157,272
New York Times Co., Class A	1,499	85,428
Omnicom Group, Inc.	4,948	371,199
Publicis Groupe SA	3,798	380,670
SES SA(3)	9,103	69,751
Trade Desk, Inc., Class A(2)	7,743	389,318
		1,500,135
Metals and Mining — 0.2%
Acerinox SA	3,842	49,477
Alamos Gold, Inc., Class A	840	25,897
Capstone Copper Corp.(2)	16,160	144,254
GMK Norilskiy Nickel PAO(2)(4)	244,600	3
Lynas Rare Earths Ltd.(2)(3)	5,330	53,137
Ramaco Resources, Inc., Class A(2)(3)	1,651	50,124
Reliance, Inc.	1,598	451,323
Sandfire Resources Ltd.(2)	9,136	96,764
SSR Mining, Inc.(2)	4,064	91,684
Torex Gold Resources, Inc.(2)	3,617	149,420
Vale SA	15,000	181,256
		1,293,339
Multi-Utilities — 0.2%
E.ON SE	18,735	348,591
Hera SpA	11,183	50,191
Northwestern Energy Group, Inc.	12,605	752,140
		1,150,922
Office REITs — 0.1%
Hudson Pacific Properties, Inc.(2)	49,587	120,992
Kilroy Realty Corp.	3,955	167,099
Mindspace Business Parks REIT	23,147	121,246
Orix JREIT, Inc.	206	139,437
SL Green Realty Corp.(3)	1,085	55,715
Vornado Realty Trust	5,042	191,293
		795,782
Oil, Gas and Consumable Fuels — 0.9%
Centrus Energy Corp., Class A(2)(3)	280	102,889
Cheniere Energy, Inc.	1,501	318,212
Coterra Energy, Inc.	19,596	463,641
Diamondback Energy, Inc.	2,903	415,681
Eni SpA	7,403	136,507
Enterprise Products Partners LP	27,143	835,733
Expand Energy Corp.	3,353	346,398
Friedrich Vorwerk Group SE	885	95,286
Gaztransport Et Technigaz SA	427	84,559
Kosmos Energy Ltd.(2)	31,735	49,824
NAC Kazatomprom JSC, GDR	8,103	474,508

Occidental Petroleum Corp.	9,130	376,156
ONEOK, Inc.	3,719	249,173
Permian Resources Corp.	18,677	234,583
Repsol SA	24,288	445,669
Shell PLC	12,445	466,556
Targa Resources Corp.	3,761	579,344
TC Energy Corp.	7,042	353,368
Williams Cos., Inc.	6,191	358,273
		6,386,360
Paper and Forest Products — 0.0%
Mondi PLC	32,085	358,641
Passenger Airlines — 0.1%
Southwest Airlines Co.(3)	16,532	500,920
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	4,289	414,703
Kenvue, Inc.	48,950	703,412
L'Oreal SA	926	386,430
		1,504,545
Pharmaceuticals — 0.7%
ALK-Abello AS(2)	3,968	130,898
AstraZeneca PLC, ADR	5,305	437,132
AstraZeneca PLC	3,868	638,021
Bristol-Myers Squibb Co.	2,461	113,378
Crinetics Pharmaceuticals, Inc.(2)	2,155	93,743
Edgewise Therapeutics, Inc.(2)(3)	2,488	45,481
Eli Lilly & Co.	687	592,785
Financiere de Tubize SA	194	47,377
Galderma Group AG	2,903	539,122
GSK PLC	36,359	851,289
Hikma Pharmaceuticals PLC	13,718	331,832
Merck & Co., Inc.	2,206	189,672
Roche Holding AG	824	266,910
Sanofi SA	1,438	145,472
Zoetis, Inc.	2,050	295,384
		4,718,496
Professional Services — 0.7%
Adecco Group AG	16,473	459,306
ALS Ltd.(3)	8,902	126,344
Arcadis NV(3)	1,083	51,721
Automatic Data Processing, Inc.	1,273	331,362
BayCurrent, Inc.	6,500	298,116
CACI International, Inc., Class A(2)	574	322,732
Equifax, Inc.	1,971	416,078
Experian PLC	11,185	521,726
First Advantage Corp.(2)	4,907	61,975
Randstad NV	12,555	492,041
RELX PLC	11,612	513,208
Teleperformance SE	7,657	546,775
Verisk Analytics, Inc.	2,233	488,491
Verra Mobility Corp.(2)	5,094	118,232
		4,748,107
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(2)	2,224	339,004
Colliers International Group, Inc.	810	129,219
CTP NV	6,249	130,311

FirstService Corp. (Toronto)	375	59,693
Hang Lung Properties Ltd.	119,000	132,512
Hongkong Land Holdings Ltd.	22,500	137,482
Katitas Co. Ltd.	7,500	121,928
Mitsui Fudosan Co. Ltd.	29,400	306,125
Sumitomo Realty & Development Co. Ltd.	10,300	439,779
Tokyo Tatemono Co. Ltd.	5,700	106,420
		1,902,473
Residential REITs — 0.3%
American Homes 4 Rent, Class A	6,563	207,391
AvalonBay Communities, Inc.	2,145	373,058
Equity Residential	10,799	641,893
Essex Property Trust, Inc.	1,985	499,764
UDR, Inc.	4,847	163,295
		1,885,401
Retail REITs — 0.6%
Agree Realty Corp.	2,438	177,998
Brixmor Property Group, Inc.	18,234	477,001
Charter Hall Retail REIT	30,358	81,814
Frasers Centrepoint Trust	54,000	97,075
Japan Metropolitan Fund Invest	289	223,562
Macerich Co.	16,886	289,595
Realty Income Corp.	13,196	765,104
Regency Centers Corp.	2,376	163,825
Scentre Group	135,031	359,700
Simon Property Group, Inc.	3,419	600,924
Tanger, Inc.	8,481	276,141
Unibail-Rodamco-Westfield(2)	2,386	246,720
Urban Edge Properties	17,173	330,237
		4,089,696
Semiconductors and Semiconductor Equipment — 2.0%
Analog Devices, Inc.	2,323	543,884
Applied Materials, Inc.	677	157,809
ARM Holdings PLC, ADR(2)	632	107,326
ASML Holding NV	451	476,846
Astera Labs, Inc.(2)	1,553	289,914
Broadcom, Inc.	4,551	1,682,186
Credo Technology Group Holding Ltd.(2)	2,239	420,081
Impinj, Inc.(2)(3)	766	154,855
Infineon Technologies AG	4,522	179,491
Kokusai Electric Corp.	2,100	76,737
Lattice Semiconductor Corp.(2)	8,528	622,203
MACOM Technology Solutions Holdings, Inc.(2)(3)	909	134,650
MKS, Inc.	490	70,418
Monolithic Power Systems, Inc.	1,188	1,193,940
Nova Ltd.(2)	195	67,205
NVIDIA Corp.	21,285	4,310,000
NXP Semiconductors NV	1,148	240,070
Onto Innovation, Inc.(2)	453	61,137
Silicon Laboratories, Inc.(2)	1,253	164,243
SiTime Corp.(2)	592	171,467
SUMCO Corp.	26,700	272,095
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	781	234,636
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	1,789,308
Teradyne, Inc.	3,754	682,327

Tower Semiconductor Ltd.(2)	1,977	168,381
Veeco Instruments, Inc.(2)	1,334	38,352
		14,309,561
Software — 1.9%
ACI Worldwide, Inc.(2)	2,118	100,880
Agilysys, Inc.(2)	1,088	136,501
Appier Group, Inc.	3,400	28,540
AppLovin Corp., Class A(2)	371	236,449
BlackLine, Inc.(2)	2,977	170,433
Cadence Design Systems, Inc.(2)	3,780	1,280,248
Cellebrite DI Ltd.(2)	1,384	23,611
Core Scientific, Inc.(2)	2,880	62,035
Crowdstrike Holdings, Inc., Class A(2)	410	222,634
Datadog, Inc., Class A(2)	6,457	1,051,264
Dynatrace, Inc.(2)	4,656	235,454
Elastic NV(2)	800	71,376
Fair Isaac Corp.(2)	446	740,150
Guidewire Software, Inc.(2)	4,334	1,012,596
HubSpot, Inc.(2)	1,246	612,932
Kinaxis, Inc.(2)	204	24,703
Klaviyo, Inc., Class A(2)	4,114	106,964
Life360, Inc.(2)(3)	693	68,406
Microsoft Corp.	7,457	3,861,309
Netskope, Inc., Class A(2)	526	12,435
Onestream, Inc.(2)	2,199	41,539
Pegasystems, Inc.	2,279	145,058
Q2 Holdings, Inc.(2)	2,315	142,974
Riot Platforms, Inc.(2)	2,683	53,070
Salesforce, Inc.	811	211,193
Samsara, Inc., Class A(2)	12,622	507,026
SAP SE	2,799	727,943
ServiceNow, Inc.(2)	406	373,228
Varonis Systems, Inc.(2)	574	20,222
Workday, Inc., Class A(2)	1,156	277,348
Zscaler, Inc.(2)	2,641	874,541
		13,433,062
Specialized REITs — 0.9%
American Tower Corp.	2,843	508,840
Big Yellow Group PLC	16,289	238,257
CubeSmart	7,248	273,032
Digital Realty Trust, Inc.	4,846	825,807
Equinix, Inc.	1,681	1,422,143
Extra Space Storage, Inc.	3,852	514,396
Iron Mountain, Inc.	5,258	541,311
Keppel DC REIT	132,192	242,564
Millrose Properties, Inc.	5,950	191,650
Public Storage	2,047	570,212
Smartstop Self Storage REIT, Inc.(3)	3,571	122,664
VICI Properties, Inc.	28,670	859,813
		6,310,689
Specialty Retail — 0.7%
Aritzia, Inc.(2)	3,049	212,977
Auto1 Group SE(2)	5,986	210,363
Boot Barn Holdings, Inc.(2)	1,118	212,029
Burlington Stores, Inc.(2)	2,984	816,393

Carvana Co.(2)	2,661	815,703
Clas Ohlson AB, B Shares	1,840	67,102
Five Below, Inc.(2)	829	130,377
Home Depot, Inc.	1,745	662,384
Istyle, Inc.(3)	12,400	36,089
JB Hi-Fi Ltd.	1,326	90,707
National Vision Holdings, Inc.(2)	5,139	132,329
Nextage Co. Ltd.	8,200	123,220
O'Reilly Automotive, Inc.(2)	2,836	267,832
RealReal, Inc.(2)	6,844	83,565
Sanrio Co. Ltd.	2,300	106,440
TJX Cos., Inc.	3,451	483,623
Tractor Supply Co.	5,433	293,980
Urban Outfitters, Inc.(2)(3)	1,120	72,363
Wayfair, Inc., Class A(2)(3)	1,094	113,240
Zalando SE(2)	12,653	354,570
		5,285,286
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	8,697	2,351,408
HP, Inc.	20,642	571,164
Samsung Electronics Co. Ltd.	19,219	1,446,733
Super Micro Computer, Inc.(2)(3)	2,785	144,709
		4,514,014
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	5,000	127,321
Burberry Group PLC(2)	1,974	32,132
LVMH Moet Hennessy Louis Vuitton SE	286	202,151
On Holding AG, Class A(2)	17,387	645,927
		1,007,531
Tobacco — 0.0%
British American Tobacco PLC	6,030	308,829
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	388	99,751
Ashtead Group PLC	4,855	324,289
Bunzl PLC	24,161	734,439
Diploma PLC	692	51,051
Fastenal Co.	16,633	684,448
Ferguson Enterprises, Inc.	880	218,680
Herc Holdings, Inc.	1,247	177,136
MSC Industrial Direct Co., Inc., Class A	7,048	598,446
Rexel SA	2,698	93,553
SiteOne Landscape Supply, Inc.(2)	860	111,602
Sojitz Corp.	5,200	137,958
Sumitomo Corp.	15,900	462,546
United Rentals, Inc.	314	273,551
WESCO International, Inc.	2,174	564,218
		4,531,668
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	185	54,646
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	1,140,000	129,071
TOTAL COMMON STOCKS (Cost $173,593,206)		230,992,109
U.S. TREASURY SECURITIES — 4.0%
U.S. Treasury Bonds, 5.00%, 5/15/45	1,502,600	1,573,034

U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	1,520,040	1,215,267
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	436,902	335,149
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	1,598,879	1,381,206
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	818,732	618,141
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	536,932	401,767
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	684,519	386,563
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	1,164,000	643,493
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	791,850	740,614
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	1,284,891	1,272,766
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	449,144	444,334
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	8,238,320	8,376,412
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	1,523,290	1,420,967
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	970,204	892,468
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	706,391	712,414
U.S. Treasury Notes, 1.50%, 11/30/28(5)	4,400,000	4,131,789
U.S. Treasury Notes, 3.625%, 9/30/30	2,000,000	1,992,813
U.S. Treasury Notes, 4.375%, 11/30/30	1,870,000	1,925,990
TOTAL U.S. TREASURY SECURITIES (Cost $29,894,129)		28,465,187
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
FHLMC, 4.50%, 10/1/52	2,565,114	2,512,912
FHLMC, 5.50%, 12/1/52	1,188,190	1,207,879
FHLMC, 5.00%, 6/1/53	1,274,557	1,275,654
FNMA, 3.50%, 9/1/52	2,832,306	2,617,033
FNMA, 4.50%, 10/1/52	2,559,001	2,508,772
FNMA, 5.50%, 3/1/54	1,202,355	1,218,151
FNMA, 4.00%, 1/1/55	1,392,741	1,324,557
GNMA, 5.00%, TBA	3,075,000	3,066,014
GNMA, 7.00%, 12/15/27	777	789
GNMA, 7.00%, 5/15/31	2,079	2,170
GNMA, 6.50%, 10/15/38	69,742	74,491
GNMA, 4.50%, 6/15/41	76,794	76,577
GNMA, 4.00%, 4/20/54	1,348,424	1,280,545
UMBS, 5.00%, TBA	1,404,000	1,397,150
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $18,224,489)		18,562,694
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Private Sponsor Collateralized Mortgage Obligations — 1.9%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	788	789
Angel Oak Mortgage Trust, Series 2025-6, Class A3, 5.92%, 4/25/70(6)	260,852	263,189
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)	238,459	240,261
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)	484,524	488,593
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(6)	694,343	704,220
COLT Funding LLC, Series 2025-1, Class A3, 6.08%, 1/25/70(6)	446,223	450,171
COLT Mortgage Loan Trust, Series 2022-9, Class A1, 6.79%, 12/25/67(6)	193,769	193,485
COLT Mortgage Loan Trust, Series 2025-6, Class A3, 5.89%, 8/25/70(6)	419,385	422,476
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)	153,831	153,795
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(6)	309,027	311,002
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(6)	323,183	328,054
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)	340,543	343,566
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)	291,466	295,081
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)	298,687	303,526
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)	234,882	238,451
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)	463,740	468,418

JP Morgan Mortgage Trust, Series 2025-7MPR, Class A1D, SEQ, 5.32%, 2/25/56(6)		711,474	713,560
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)		202,595	204,058
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)		523,188	525,346
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)		396,234	395,198
OBX Trust, Series 2025-NQM11, Class A1B, 5.42%, 5/25/65(6)		598,279	601,487
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)		537,089	539,269
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(6)		749,477	755,062
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)		671,022	669,710
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(6)		399,088	401,664
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)		480,468	479,097
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)		570,564	575,547
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)		216,343	219,744
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.99%, 11/25/53(6)		209,178	209,572
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)		351,704	355,254
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)		390,260	392,835
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		7,667	6,913
Verus Securitization Trust, Series 2025-6, Class A2, 5.67%, 7/25/70(6)		658,865	663,686
Verus Securitization Trust, Series 2025-R1, Class A3, 5.77%, 5/25/65(6)		545,804	549,941
			13,463,020
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.23%, (30-day average SOFR plus 1.05%), 1/25/44(6)		125,142	125,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,541,677)			13,588,207
CORPORATE BONDS — 1.8%
Aerospace and Defense — 0.1%
Boeing Co., 2.20%, 2/4/26		270,000	268,569
Boeing Co., 5.71%, 5/1/40		135,000	137,728
RTX Corp., 4.125%, 11/16/28		265,000	265,367
TransDigm, Inc., 4.625%, 1/15/29		190,000	187,026
			858,690
Automobiles — 0.1%
American Honda Finance Corp., 4.95%, 1/9/26		130,000	130,141
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	335,797
Hyundai Capital America, 5.95%, 9/21/26(6)		130,000	131,829
			597,767
Banks — 0.2%
Bank of America Corp., VRN, 5.93%, 9/15/27		130,000	131,886
Bank of Montreal, VRN, 3.80%, 12/15/32		200,000	196,677
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	173,803
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	230,500
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28		130,000	131,038
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27		130,000	130,749
Royal Bank of Canada, VRN, 4.31%, 11/3/31(7)		190,000	189,008
Wells Fargo & Co., VRN, 4.90%, 1/24/28		130,000	131,106
Wells Fargo & Co., VRN, 6.30%, 10/23/29		125,000	132,249
			1,447,016
Beverages — 0.0%
PepsiCo, Inc., 4.40%, 2/7/27		200,000	201,570
Biotechnology — 0.0%
Amgen, Inc., 5.25%, 3/2/30		195,000	202,431
Capital Markets — 0.1%
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(6)		120,000	120,963
Blue Owl Technology Finance Corp., 6.75%, 4/4/29		140,000	143,171
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		130,000	131,670
Morgan Stanley, VRN, 5.16%, 4/20/29		130,000	132,928

Morgan Stanley, VRN, 4.89%, 10/22/36	65,000	64,668
		593,400
Chemicals — 0.0%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(6)	200,000	90,120
Braskem Netherlands Finance BV, 4.50%, 1/31/30(6)	270,000	108,834
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)	46,000	45,954
		244,908
Construction Materials — 0.0%
Quikrete Holdings, Inc., 6.75%, 3/1/33(6)	205,000	213,497
Consumer Finance — 0.0%
American Express Co., VRN, 4.73%, 4/25/29	130,000	131,994
Consumer Staples Distribution & Retail — 0.0%
Walmart, Inc., 4.10%, 4/28/27	130,000	130,749
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30	260,000	268,310
Diversified REITs — 0.1%
Prologis Targeted U.S. Logistics Fund LP, 4.25%, 1/15/31(6)	50,000	49,657
Prologis Targeted U.S. Logistics Fund LP, 4.75%, 1/15/36(6)	110,000	107,771
Trust Fibra Uno, 8.25%, 1/23/37(6)	200,000	226,926
		384,354
Diversified Telecommunication Services — 0.1%
Sprint Capital Corp., 6.875%, 11/15/28	258,000	277,241
Electric Utilities — 0.0%
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	34,216
MidAmerican Energy Co., 5.85%, 9/15/54	45,000	47,517
		81,733
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 4.125%, 11/15/30(7)	159,000	157,776
Amphenol Corp., 4.40%, 2/15/33(7)	120,000	118,698
Amphenol Corp., 4.625%, 2/15/36(7)	150,000	147,480
Amphenol Corp., 5.30%, 11/15/55(7)	65,000	63,301
		487,255
Food Products — 0.1%
Mars, Inc., 4.60%, 3/1/28(6)	265,000	268,158
Gas Utilities — 0.0%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(6)	200,000	198,905
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)	270,000	260,969
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	47,057
		308,026
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)	110,000	103,560
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)	142,000	146,195
Hyatt Hotels Corp., 5.75%, 1/30/27	130,000	132,275
Marriott International, Inc., 5.45%, 9/15/26	130,000	131,482
MGM Resorts International, 4.625%, 9/1/26	39,000	38,968
Station Casinos LLC, 4.625%, 12/1/31(6)	530,000	498,264
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	200,000	200,496
		1,251,240
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	263,000	261,783
Meritage Homes Corp., 5.125%, 6/6/27	190,000	191,356
		453,139

Industrial Conglomerates — 0.0%
Honeywell International, Inc., 4.65%, 7/30/27		265,000	268,149
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 4.60%, 11/15/32(7)		240,000	241,277
Meta Platforms, Inc., 4.875%, 11/15/35(7)		165,000	165,793
Meta Platforms, Inc., 5.50%, 11/15/45(7)		75,000	74,404
Meta Platforms, Inc., 5.625%, 11/15/55(7)		210,000	208,595
Meta Platforms, Inc., 5.75%, 11/15/65(7)		110,000	109,180
			799,249
Life Sciences Tools and Services — 0.0%
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26		195,000	196,987
Machinery — 0.0%
Caterpillar Financial Services Corp., 4.40%, 3/3/28		265,000	268,046
Media — 0.0%
Discovery Communications LLC, 3.95%, 3/20/28		130,000	124,865
Versant Media Group, Inc., 7.25%, 1/30/31(6)		7,000	7,140
			132,005
Metals and Mining — 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		215,000	221,912
Rio Tinto Finance USA PLC, 4.50%, 3/14/28		265,000	268,072
			489,984
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		20,000	18,651
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		65,000	66,214
Ecopetrol SA, 7.75%, 2/1/32		135,000	139,648
Enbridge, Inc., VRN, 6.00%, 1/15/77		350,000	351,651
Petroleos Mexicanos, 5.95%, 1/28/31		365,000	357,262
			914,775
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		116,450	116,818
Southwest Airlines Co., 4.375%, 11/15/28(7)		200,000	199,600
			316,418
Pharmaceuticals — 0.0%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26		200,000	200,326
Semiconductors and Semiconductor Equipment — 0.0%
Foundry JV Holdco LLC, 5.875%, 1/25/34(6)		215,000	222,197
Specialty Retail — 0.0%
Home Depot, Inc., 5.15%, 6/25/26		130,000	131,006
Lowe's Cos., Inc., 3.10%, 5/3/27		135,000	133,183
			264,189
Technology Hardware, Storage and Peripherals — 0.0%
Apple, Inc., 4.00%, 5/12/28		130,000	130,626
TOTAL CORPORATE BONDS (Cost $12,955,885)			12,821,985
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Australia — 0.0%
Australia Government Bonds, 3.00%, 3/21/47	AUD	120,000	59,159
Belgium — 0.1%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	470,000	532,595
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	27,000	33,395
			565,990
Canada — 0.0%
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	90,052
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	12,362
			102,414

Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		60,000	59,393
Colombia — 0.1%
Colombia Government International Bonds, 7.75%, 11/7/36		600,000	640,356
Indonesia — 0.0%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	2,800,000,000	177,571
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	103,000,000	436,388
Malaysia — 0.0%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	800,000	195,257
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		495,000	503,489
New Zealand — 0.2%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	2,750,000	1,627,575
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	2,000,000	447,566
Saudi Arabia — 0.1%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	750,000	872,047
South Africa — 0.0%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	4,000,000	217,340
Spain — 0.2%
Spain Government Bonds, 3.10%, 7/30/31	EUR	850,000	1,004,619
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $6,908,827)			6,909,164
ASSET-BACKED SECURITIES — 0.5%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)		160,465	152,103
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)		623,042	623,307
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)		619,918	620,255
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)		654,634	654,988
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)		237,945	237,916
Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, SEQ, 2.73%, 8/21/45(6)		122,899	118,519
Trinity Rail Leasing LLC, Series 2018-1A, Class A2, SEQ, 4.62%, 6/17/48(6)		400,000	397,288
Trinity Rail Leasing LLC, Series 2020-1A, Class A, SEQ, 1.96%, 10/17/50(6)		93,674	89,379
Trinity Rail Leasing LLC, Series 2025-1A, Class A, SEQ, 5.09%, 10/19/55(6)		334,000	334,074
Triton Container Finance VIII LLC, Series 2020-1A, Class A, SEQ, 2.11%, 9/20/45(6)		137,436	129,107
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)		262,000	246,902
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(6)		271,477	271,873
TOTAL ASSET-BACKED SECURITIES (Cost $3,866,507)			3,875,711
CONVERTIBLE PREFERRED SECURITIES — 0.4%
Banks — 0.2%
Barclays PLC, 8.00%		465,000	496,537
BNP Paribas SA, 8.50%(6)		700,000	741,899
Societe Generale SA, 9.375%(6)		420,000	451,257
			1,689,693
Capital Markets — 0.1%
UBS Group AG, 9.25%(6)		485,000	529,196
Insurance — 0.1%
Allianz SE, 2.625%	EUR	200,000	209,340
Generali, 4.60%	EUR	100,000	115,498
			324,838
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $2,570,807)			2,543,727
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)		430,000	425,774

Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.30%, (1-month SOFR plus 1.26%), 11/15/38(6)	397,000	394,220
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)	398,000	404,186
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)	398,000	417,381
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.48%, (1-month SOFR plus 1.44%), 2/15/42(6)	446,000	443,896
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(6)	313,000	313,805
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,397,054)		2,399,262
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	1,339	917,523
iShares MSCI EAFE Small-Cap ETF(3)	263	20,043
TOTAL EXCHANGE-TRADED FUNDS (Cost $798,551)		937,566
PREFERRED SECURITIES — 0.1%
Automobiles — 0.0%
Volkswagen International Finance NV, 3.875%	300,000	340,148
Electric Utilities — 0.0%
Enel SpA, 2.25%	100,000	114,396
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	200,000	229,629
Sunoco LP, 7.875%(6)	150,000	152,440
		382,069
TOTAL PREFERRED SECURITIES (Cost $951,087)		836,613
COLLATERALIZED LOAN OBLIGATIONS — 0.1%
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 5.89%, (3-month SOFR plus 2.01%), 4/17/30(6)	250,000	250,749
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.22%, (3-month SOFR plus 2.36%), 1/25/32(6)	300,000	300,910
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $550,067)		551,659
MUNICIPAL SECURITIES — 0.0%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	35,124
New York City GO, 6.27%, 12/1/37	5,000	5,451
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	33,587
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	65,884
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(8)	30,000	30,618
State of California GO, 7.60%, 11/1/40	40,000	49,533
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,850
TOTAL MUNICIPAL SECURITIES (Cost $287,777)		251,047
SHORT-TERM INVESTMENTS — 6.2%
Commercial Paper(9) — 0.8%
Aquitaine Funding Co. LLC, VRN, 4.64%, 5/22/26(6)	1,725,001	1,725,172
Cabot Trail Funding LLC, 4.34%, 12/10/25(6)	1,575,000	1,568,099
Endeavour Funding Co. LLC, 4.03%, 4/10/26 (LOC: HSBC Bank PLC)(6)	250,000	245,574
Ionic Funding LLC, 4.24%, 2/4/26 (LOC: Bank of America N.A.)(6)	1,000,000	989,307
Ionic Funding LLC, VRN, 4.28%, 2/4/26(6)	1,000,000	999,726
Ionic Funding LLC, Series IIA, 4.39%, 1/16/26 (LOC: Citibank N.A.)(6)	500,000	495,733
		6,023,611
Money Market Funds — 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,650,695	9,650,695
State Street Navigator Securities Lending Government Money Market Portfolio(10)	29,249,791	29,249,791
		38,900,486
TOTAL SHORT-TERM INVESTMENTS (Cost $44,923,641)		44,924,097
TOTAL INVESTMENT SECURITIES — 104.9% (Cost $551,813,202)		754,930,688
OTHER ASSETS AND LIABILITIES — (4.9)%		(35,370,003)
TOTAL NET ASSETS — 100.0%		$719,560,685

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	660,393	USD	439,408	JPMorgan Chase Bank NA	12/17/25	$(7,110)
CAD	1,157,385	USD	839,824	JPMorgan Chase Bank NA	12/17/25	(12,756)
CAD	9,879	USD	7,122	Citibank NA	12/19/25	(62)
CAD	31,111	USD	22,269	Citibank NA	12/19/25	(35)
CAD	8,430	USD	6,061	Citibank NA	12/19/25	(36)
USD	239,237	CAD	329,513	Citibank NA	12/19/25	3,742
USD	5,413	CAD	7,525	Citibank NA	12/19/25	35
USD	37,249	CAD	52,058	Citibank NA	12/19/25	45
USD	6,209	CAD	8,694	Citibank NA	12/19/25	(4)
CHF	159,559	USD	202,246	Morgan Stanley & Co. LLC	12/17/25	(2,966)
CNY	24,392,634	USD	3,427,954	Goldman Sachs & Co. LLC	11/5/25	2,175
CNY	24,806,883	USD	3,501,621	Citibank NA	12/3/25	(2,440)
USD	3,440,428	CNY	24,392,634	Citibank NA	11/5/25	10,299
EUR	1,248,740	USD	1,488,088	JPMorgan Chase Bank NA	12/17/25	(45,216)
EUR	2,285,691	USD	2,693,046	Morgan Stanley & Co. LLC	12/17/25	(52,017)
EUR	126,155	USD	148,910	Morgan Stanley & Co. LLC	12/17/25	(3,142)
EUR	61,906	USD	71,508	Citibank NA	12/19/25	30
EUR	3,930	USD	4,577	Goldman Sachs & Co. LLC	12/19/25	(35)
EUR	3,509	USD	4,071	Morgan Stanley & Co. LLC	12/19/25	(16)
EUR	5,154	USD	5,987	Morgan Stanley & Co. LLC	12/19/25	(30)
EUR	52,726	USD	61,670	Morgan Stanley & Co. LLC	12/19/25	(741)
EUR	50,571	USD	59,106	Morgan Stanley & Co. LLC	12/19/25	(666)
USD	600,488	EUR	506,382	Citibank NA	12/19/25	15,315
USD	32,013	EUR	26,996	Citibank NA	12/19/25	816
USD	32,002	EUR	26,996	Goldman Sachs & Co. LLC	12/19/25	806
USD	600,287	EUR	506,382	Goldman Sachs & Co. LLC	12/19/25	15,115
USD	4,139	EUR	3,509	Goldman Sachs & Co. LLC	12/19/25	84
USD	3,453	EUR	2,938	Goldman Sachs & Co. LLC	12/19/25	58
USD	4,119	EUR	3,536	Goldman Sachs & Co. LLC	12/19/25	33
USD	32,008	EUR	26,996	Morgan Stanley & Co. LLC	12/19/25	811
USD	600,394	EUR	506,382	Morgan Stanley & Co. LLC	12/19/25	15,221
USD	5,804	EUR	4,923	Morgan Stanley & Co. LLC	12/19/25	114
USD	4,768	EUR	4,094	Morgan Stanley & Co. LLC	12/19/25	37
USD	63,012	EUR	54,099	Morgan Stanley & Co. LLC	12/19/25	495
USD	4,625	EUR	3,944	Morgan Stanley & Co. LLC	12/19/25	67
USD	3,942	EUR	3,400	Morgan Stanley & Co. LLC	12/19/25	13
USD	32,010	EUR	26,996	UBS AG	12/19/25	814
USD	600,438	EUR	506,382	UBS AG	12/19/25	15,266
USD	3,858	EUR	3,305	UBS AG	12/19/25	39
GBP	1,024,190	USD	1,389,037	Citibank NA	12/17/25	(43,485)
USD	417,411	GBP	308,785	Bank of America NA	12/19/25	11,739
USD	60,194	GBP	44,690	Bank of America NA	12/19/25	1,482
USD	34,567	GBP	25,743	Bank of America NA	12/19/25	747
USD	417,340	GBP	308,785	Citibank NA	12/19/25	11,668
USD	417,259	GBP	308,785	Goldman Sachs & Co. LLC	12/19/25	11,586
USD	31,969	IDR	527,942,456	UBS AG	12/17/25	247
JPY	386,933,395	USD	2,644,736	Morgan Stanley & Co. LLC	12/17/25	(123,153)
KRW	561,569,822	USD	406,781	Citibank NA	12/17/25	(13,107)
MXN	2,269,514	USD	120,772	JPMorgan Chase Bank NA	12/17/25	837
USD	56,190	MYR	235,604	Goldman Sachs & Co. LLC	12/17/25	(129)

USD	1,635,032	NZD	2,738,137	UBS AG	12/17/25	65,266
USD	347,634	PLN	1,265,264	UBS AG	12/17/25	5,154
SEK	1,297,579	USD	139,643	Morgan Stanley & Co. LLC	12/17/25	(2,707)
THB	4,542,004	USD	144,012	Citibank NA	12/17/25	(3,060)
USD	206,173	ZAR	3,634,659	Goldman Sachs & Co. LLC	12/17/25	(2,850)
						$(125,607)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-BTP 10-Year Bonds	5	December 2025	$699,832	$16,818
Euro-OAT 10-Year Bonds	22	December 2025	3,108,167	47,133
Japanese 10-Year Government Bonds	3	December 2025	2,648,238	(14,620)
Japanese 10-Year Mini Government Bonds	5	December 2025	441,243	(568)
Korean Treasury 10-Year Bonds	6	December 2025	489,854	(9,947)
U.K. Gilt 10-Year Bonds	44	December 2025	5,411,497	155,867
			$12,798,831	$194,683
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	13	December 2025	$1,419,742	$4,240
U.S. Treasury 2-Year Notes	35	December 2025	7,288,477	10,010
Euro-Bund 10-Year Bonds	10	December 2025	1,491,414	4,479
U.S. Treasury Ultra Bonds	6	December 2025	727,687	(7,293)
			$10,927,320	$11,436
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Sell	5.00%	6/20/30		$8,730,000	$556,743	$151,559	$708,302
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30		$1,640,000	113,234	15,042	128,276
Markit CDX North America Investment Grade Index Series 44	Buy	(1.00)%	6/20/30		$4,150,000	(93,389)	(2,571)	(95,960)
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR	1,549,056	163,172	32,912	196,084
						$739,760	$196,942	$936,702
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	–	Thai Baht
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,265,964. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,556,900.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,438,446, which represented 4.6% of total net assets.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)Escrowed to maturity in U.S. government securities or state and local government securities.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,918,976, which includes securities collateral of $669,185.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$387,271,660	—	—
Common Stocks	173,595,151	$57,396,958	—
U.S. Treasury Securities	—	28,465,187	—
U.S. Government Agency Mortgage-Backed Securities	—	18,562,694	—
Collateralized Mortgage Obligations	—	13,588,207	—
Corporate Bonds	—	12,821,985	—
Sovereign Governments and Agencies	—	6,909,164	—
Asset-Backed Securities	—	3,875,711	—
Convertible Preferred Securities	—	2,543,727	—
Commercial Mortgage-Backed Securities	—	2,399,262	—
Exchange-Traded Funds	937,566	—	—
Preferred Securities	—	836,613	—
Collateralized Loan Obligations	—	551,659	—
Municipal Securities	—	251,047	—
Short-Term Investments	38,900,486	6,023,611	—
	$600,704,863	$154,225,825	—
Other Financial Instruments
Futures Contracts	$14,250	$224,297	—
Swap Agreements	—	1,032,662	—
Forward Foreign Currency Exchange Contracts	—	190,156	—
	$14,250	$1,447,115	—
Liabilities
Other Financial Instruments
Futures Contracts	$7,293	$25,135	—
Swap Agreements	—	95,960	—
Forward Foreign Currency Exchange Contracts	—	315,763	—
	$7,293	$436,858	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,509	$1,240	—	$232	$14,981	315	—	$182
American Century Focused Dynamic Growth ETF(3)	40,654	—	$278	4,865	45,241	351	$376	—
American Century Focused Large Cap Value ETF	40,792	—	38	938	41,692	572	4	125
American Century Multisector Income ETF	24,418	—	—	309	24,727	557	—	352
American Century Quality Diversified International ETF	35,375	—	5,525	(134)	29,716	481	2,715	—
American Century Short Duration Strategic Income ETF	3,646	9,524	—	39	13,209	255	—	72
American Century U.S. Quality Growth ETF	38,276	1,793	157	1,822	41,734	362	254	15
American Century U.S. Quality Value ETF(4)	37,487	2,311	—	1,740	41,538	646	—	208
Avantis Emerging Markets Equity ETF(4)	39,227	—	6,832	2,548	34,943	451	1,639	—
Avantis International Equity ETF	26,334	206	784	2,137	27,893	351	59	—
Avantis International Small Cap Value ETF(4)	10,082	—	152	1,076	11,006	123	64	—
Avantis U.S. Equity ETF	43,451	887	85	2,931	47,184	428	86	117
Avantis U.S. Small Cap Value ETF	12,592	81	—	735	13,408	137	—	62
	$365,843	$16,042	$13,851	$19,238	$387,272	5,029	$5,197	$1,133
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.